Pay vs Performance Disclosure		12 Months Ended
		Mar. 03, 2024 USD ($)	Feb. 26, 2023 USD ($)	Feb. 27, 2022 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

In August 2022, the SEC adopted a new Pay Versus Performance (“PVP”) disclosure rule as mandated by the Dodd-Frank Wall Street Reform and Consumer Protection Act. Compliance with the new rules is required for fiscal years ending on or after December 16, 2022. The final rules were codified under Item 402(v) of Regulation S-K (together with other official guidance, “Item 402(v)”) and require the Company to provide the following tabular and narrative disclosures.

Background

The following section has been prepared in accordance with the new PVP disclosure rule, which requires public companies to disclose information reflecting the relationship between a company’s financial performance and two newly defined terms, Compensation Actually Paid (“CAP”) and Average Compensation Actually Paid (“Average CAP”). The Company has calculated CAP and Average CAP in accordance with the PVP disclosure rule, which does not reflect the actual or average amount of compensation paid to, received by, or earned by our Principal Executive Officer (“PEO”) and our non-PEO NEOs during the applicable years.

To calculate the CAP for the PEO and the Average CAP for the non-PEO NEOs, adjustments are made to Total Compensation reported in the Summary Compensation Table for the applicable years. These adjustments are described in the tables below the PVP Table.

The Compensation Committee does not use CAP or Average CAP as a basis for making compensation decisions, nor does it use the performance measures defined by the SEC for the PVP Table to measure performance for incentive plan purposes.

In accordance with the PVP disclosure rule, the following table sets forth (i) the total and average total compensation set forth in the Summary Compensation Table for the PEO and the non-PEO NEOs as a group, respectively; (ii) the total and average total CAP for the PEO and the non-PEO NEOs as a group (excluding the PEO), respectively; (iii) the Company’s cumulative total shareholder return TSR (“Cumulative TSR”) and the cumulative total shareholder return (“Peer Group Cumulative TSR”) of our Item 402(v) peer group (“PVP Peer Group”), as determined in accordance with Item 402(v); and (iv) Net Income and Adjusted EBITDA, for the previous two fiscal years

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table for PEO(2)	Compensation Actual Paid to PEO(3)	Average Summary Compensation Table Total for non-PEO NEOs(2)	Average Compensation Actual Paid to Non-PEO NEOs(3)	Total Shareholder Return(4)	Peer Group Total Shareholder Return(4)	Net Income(5)	Adjusted EBITDA(5)
2024	$295,723	$(38,877)	$307,182	$245,100	$113.90	$130.44	$7,473	$10,989
2023	$302,202	$742,907	$266,136	$423,764	$140.61	$146.64	$10,731	$11,459
2022	$305,169	$274,719	$304,354	$304,281	$115.76	$145.36	$8,464	$13,089

____________

The Company’s Total Shareholder Return reflected in the above table does not take into account the $2.43 per share of cash dividends paid by the Company during the three-year period described in the table. The Company has paid a total of $28.975 per share of cash dividends since the beginning of its 2005 fiscal year through the date of this Proxy Statement.

(1)      Brian E. Shore served as the Company’s PEO for the entirety of 2024, 2023 and 2022 fiscal years, and the Company’s other NEOs for the applicable years are as follows:

•2024: P. Matthew Farabaugh, Mark A. Esquivel and Cory Nickel

•2023: P. Matthew Farabaugh, Mark A. Esquivel and Cory Nickel

•2022: P. Matthew Farabaugh and Mark A. Esquivel

(2)      Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in the case of Mr. Shore and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s non-PEO NEOs.

(3)      To calculate CAP, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Mr. Shore’s CAP and the non-PEO NEOs average CAP is set forth following the footnotes to this table.

(4)      Reflects the Company’s cumulative total shareholder return (“TSR”) and the Company’s Pay versus Performance (PVP) peer group’s cumulative TSR for each measurement period from March 1, 2021 through March 3, 2024. Dividends are assumed to be reinvested, and the returns of each company in the PVP peer group are weighted to reflect relative stock market capitalization. Results assume that $100 was invested on March 1, 2021, in each of the Company’s Common Stock and the common stocks comprising our PVP peer group. The Company’s PVP peer group is the same peer group used in the Stock Performance Graph for purposes of Item 201(e)(1)(ii) of Regulation S-K in our Annual Report on Form 10-K, the NASDAQ US Small Cap Aerospace and Defense Index. Historic stock price performance is not necessarily indicative of future stock price performance.

(5)      For 2024, the Company determined that Adjusted EBITDA continues to be viewed as a core driver of the Company’s performance and shareholder value creation.

Named Executive Officers, Footnote	Brian E. Shore served as the Company’s PEO for the entirety of 2024, 2023 and 2022 fiscal years, and the Company’s other NEOs for the applicable years are as follows:

•2024: P. Matthew Farabaugh, Mark A. Esquivel and Cory Nickel

•2023: P. Matthew Farabaugh, Mark A. Esquivel and Cory Nickel

•2022: P. Matthew Farabaugh and Mark A. Esquivel

PEO Total Compensation Amount	[1]	$ 295,723	$ 302,202	$ 305,169
PEO Actually Paid Compensation Amount	[2]	(38,877)	742,907	274,719
Non-PEO NEO Average Total Compensation Amount	[1]	307,182	266,136	304,354
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 245,100	423,764	304,281
Adjustment to Non-PEO NEO Compensation Footnote
Brian E. Shore
Year	Summary Compensation Table Total(a)	Less: Stock Award Values reported in SCT for the applicable year(b)	Plus: Year-end Fair Value of Stock Awards granted in applicable year(c)	Change in Fair Value of outstanding unvested stock rewards(d)	Change in Fair value of stock awards from prior years granted in applicable year(e)	Less: Fair value of Stock Awards forefeited during the applicable year(f)	Compensation Actually Paid(g)
2024	$295,723	$(76,250)	$97,750	$(64,950)	$(192,450)	$(98,700)	$(38,877)
2023	$302,202	$(81,495)	$180,300	$94,575	$367,025	$(119,700)	$742,907
2022	$305,169	$(90,000)	$87,600	$(4,525)	$(23,525)	$—	$274,719
Other NEOs (Average)
Year	Summary Compensation Table Total(a)	Less: Stock Award Values reported in SCT for the applicable year(b)	Plus: Year-end Fair Value of Stock Awards granted in applicable year(c)	Change in Fair Value of outstanding unvested stock rewards(d)	Change in Fair value of stock awards from prior years granted in applicable year(e)	Less: Fair value of Stock Awards forefeited during the applicable year(f)	Compensation Actually Paid(g)
2024	$307,182	$(53,375)	$68,425	$(18,591)	$(47,496)	$(11,045)	$245,100
2023	$266,136	$(41,653)	$92,153	$41,562	$87,425	$(21,859)	$423,764
2022	$304,354	$(49,500)	$58,400	$(2,365)	$(6,608)	$—	$304,281

____________

(a)      Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the non-PEO NEOs, amounts represent the average Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. For all fiscal years, there was no pension value attributable to “service cost” or “prior service cost,” so no adjustments are reflected for these values required to be added as part of the CAP pension adjustment under the PVP disclosure rule.

(b)      Represents the grant date fair value of the stock options granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(c)      Represents the fair value as of the indicated fiscal year end of the unvested stock options granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(d)      Represents the change in fair value during the indicated fiscal year of the outstanding, unvested stock options held by the applicable NEO as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes as of the last day of the fiscal year.

(e)      Represents the fair value at vesting of the stock options that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(f)      Represents the change in fair value, measured from the prior fiscal year end to the vesting date, of each stock option that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(g)      Represents the fair value as of the last day of the prior fiscal year of the stock options that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(h)      See footnote 1 above for the NEOs included in the average for each year.

Tabular List, Table

Tabular List of Performance Measures

The Company considers a number of key factors in evaluating compensation to be paid to the PEO and non-PEO NEOs, many of which are not quantifiable, including promotion of the Company’s culture, employee well-being and morale, customer satisfaction and the quality of customer relationships and the effectiveness in dealing with difficulties and challenges from outside factors not caused by the Company, including significant cost inflation, significant supply chain disruptions and workforce challenges resulting from what is described as “full employment” in the country’s workforce. In addition, below is a list of performance measures that, in the Company’s assessment, represent the most important financial performance measures used by the Company to evaluate compensation actually paid to the NEOs for Fiscal Year 2024.

•        Net Sales

•        Adjusted EBITDA

Total Shareholder Return Amount	[3]	$ 113.9	140.61	115.76
Peer Group Total Shareholder Return Amount	[3]	130.44	146.64	145.36
Net Income (Loss)	[4]	$ 7,473	$ 10,731	$ 8,464
Company Selected Measure Amount	[4]	10,989	11,459	13,089
Measure:: 1
Pay vs Performance Disclosure
Name		Net Sales
Measure:: 2
Pay vs Performance Disclosure
Name		Adjusted EBITDA
Brian E. Shore [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[5]	$ 295,723	$ 302,202	$ 305,169
PEO Actually Paid Compensation Amount	[6]	(38,877)	742,907	274,719
Brian E. Shore [Member] | Stock Award Values reported in SCT for the applicable year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[7]	(76,250)	(81,495)	(90,000)
Brian E. Shore [Member] | Year-end Fair Value of Stock Awards granted in applicable year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[8]	97,750	180,300	87,600
Brian E. Shore [Member] | Change in Fair Value of outstanding unvested stock rewards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[9]	(64,950)	94,575	(4,525)
Brian E. Shore [Member] | Change in Fair value of stock awards from prior years granted in applicable year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[10]	(192,450)	367,025	(23,525)
Brian E. Shore [Member] | Fair value of Stock Awards forefeited during the applicable year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[11]	(98,700)	(119,700)
Non-PEO NEO | Stock Award Values reported in SCT for the applicable year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[7]	(53,375)	(41,653)	(49,500)
Non-PEO NEO | Year-end Fair Value of Stock Awards granted in applicable year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[8]	68,425	92,153	58,400
Non-PEO NEO | Change in Fair Value of outstanding unvested stock rewards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[9]	(18,591)	41,562	(2,365)
Non-PEO NEO | Change in Fair value of stock awards from prior years granted in applicable year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[10]	(47,496)	87,425	(6,608)
Non-PEO NEO | Fair value of Stock Awards forefeited during the applicable year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[11]	(11,045)	(21,859)
Non-PEO NEO | Summary Compensation Table Total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[5]	307,182	266,136	304,354
Non-PEO NEO | Compensation Actually Paid [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[6]	$ 245,100	$ 423,764	$ 304,281

[1]	Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in the case of Mr. Shore and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s non-PEO NEOs.
[2]	To calculate CAP, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Mr. Shore’s CAP and the non-PEO NEOs average CAP is set forth following the footnotes to this table.
[3]	Reflects the Company’s cumulative total shareholder return (“TSR”) and the Company’s Pay versus Performance (PVP) peer group’s cumulative TSR for each measurement period from March 1, 2021 through March 3, 2024. Dividends are assumed to be reinvested, and the returns of each company in the PVP peer group are weighted to reflect relative stock market capitalization. Results assume that $100 was invested on March 1, 2021, in each of the Company’s Common Stock and the common stocks comprising our PVP peer group. The Company’s PVP peer group is the same peer group used in the Stock Performance Graph for purposes of Item 201(e)(1)(ii) of Regulation S-K in our Annual Report on Form 10-K, the NASDAQ US Small Cap Aerospace and Defense Index. Historic stock price performance is not necessarily indicative of future stock price performance.
[4]	For 2024, the Company determined that Adjusted EBITDA continues to be viewed as a core driver of the Company’s performance and shareholder value creation.
[5]	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the non-PEO NEOs, amounts represent the average Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. For all fiscal years, there was no pension value attributable to “service cost” or “prior service cost,” so no adjustments are reflected for these values required to be added as part of the CAP pension adjustment under the PVP disclosure rule.
[6]	Represents the fair value as of the last day of the prior fiscal year of the stock options that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
[7]	Represents the grant date fair value of the stock options granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
[8]	Represents the fair value as of the indicated fiscal year end of the unvested stock options granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.
[9]	Represents the change in fair value during the indicated fiscal year of the outstanding, unvested stock options held by the applicable NEO as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes as of the last day of the fiscal year.
[10]	Represents the fair value at vesting of the stock options that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
[11]	Represents the change in fair value, measured from the prior fiscal year end to the vesting date, of each stock option that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.